SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Share Option Activity under 2006 Option Plan and 2007 Incentive Plan

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2013	4,186,725	1.86	5.53	—
Forfeited	(790,225)	1.47

Outstanding, December 31, 2013	3,396,500	1.95	4.28	—

Vested and expected to be vested at December 31, 2013	3,396,500	1.95	4.28	—

Exercisable at December 31, 2013	3,388,688	1.74	4.28	—

RSU Activity under 2007 Incentive Plan

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted- average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)

Unvested, January 1, 2013	666,565	2.45	673,231
Granted	65,000	3.84
Vested	(151,499)	3.10	311,193
Forfeited	(381,501)	1.97

Unvested, December 31, 2013	198,565	3.33	550,025

Estimated Fair Value of Share Options on Grant Date Using Binomial-Lattice Model

The Company calculated the estimated fair value of share options on the grant date using the binomial-lattice model for 2011 with the following assumptions. No share options were granted in 2012 and 2013, respectively.

	Granted in 2011

Risk-free interest rate		3.33%
Expected dividend yield		0%
Expected volatility		80%
Sub-optimal early exercise factor		2.5 times
Fair value of ordinary shares	US$	1.71

Compensation Expense Relating to Share Options and RSU

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	5,177	2,971	234	39
Selling expenses	4,223	971	436	72
General and administrative expenses	27,929	3,264	1,951	322
Research and development expenses	1,002	576	39	6

	38,331	7,782	2,660	439